Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation
	Three Months Ended March 31,
(in thousands)	2022	2021
Cost of assay services revenue	$291	$89
Cost of product revenue	7	1
Research and development	1,732	703
Selling, general and administrative	6,641	2,459
Total stock-based compensation	$8,671	$3,252

	Year Ended December 31,
(in thousands)	2021	2020
Cost of assay services revenue	$633	$413
Cost of product revenue	14	14
Research and development	10,958	4,173
Selling, general and administrative	16,810	10,572
Total stock-based compensation	$28,415	$15,172

Schedule of stock option and RSU activity
	Stock Options(1)	RSUs(2)
Outstanding as of December 31, 2021	19,702,845	—
Granted	4,364,402	557,756
Exercised	(624,685)	—
Forfeited	(303,040)	(4,563)
Expired	—	n/a
Outstanding as of March 31, 2022	23,139,522	553,193

(1)	The stock options generally vest over four years, with 25% vesting upon the first-year anniversary of the grant date and the remaining options vesting ratably each month thereafter.

(2)	The RSUs vest subject to the satisfaction of service requirements. The grant date fair values of these awards are determined based on the closing price of our Common Stock on the date of grant.

Schedule of stock option activity
(in thousands, except share and per share data)	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	11,350,934	$3.92
Granted	10,271,113	$7.49
Exercised	(1,311,307)	$3.05
Forfeited	(453,551)	$4.54
Expired	(154,344)	$2.26
Outstanding as of December 31, 2021	19,702,845	$5.83	8.31	$115,314
Exercisable as of December 31, 2021	7,554,433	$3.88	6.77	$58,655
Vested and expected to vest as of December 31, 2021	17,144,896	$5.67	8.17	$103,148

Schedule of assumptions used for valuing stock options granted
Year Ended December 31,
	2021	2020
Expected dividend yield	—%	—%
Expected volatility	71.4 – 92.8%	83.5 – 92.0%
Risk-free interest rate	0.64 – 1.38%	0.32 – 0.54%
Expected weighted-average life of options	6.04 years	5.95 years